Net finance costs (Details) - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Net finance costs
Interest payable on bank loans and overdrafts		£ (296)	£ (65)	£ (834)	£ (313)
Interest payable on secured term loan facility, senior secured notes and revolving facilities		(10,420)	(10,407)	(18,355)	(18,798)
Interest payable on lease liabilities (Note 15)		(109)	(72)	(279)	(348)
Amortization of issue costs on secured term loan facility, senior secured notes and revolving facilities		(505)	(570)	(990)	(753)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(15,936)			(421)
Unwinding of discount relating to registrations		(4,132)	(4,471)	(8,777)	(7,951)
Interest on provisions		(106)	(62)	(214)	(149)
Hedge ineffectiveness on cash flow hedges		(10,976)		(291)
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives			(946)	(1,731)	(9,109)
Total finance costs	[1]	(42,480)	(16,593)	(31,471)	(37,842)
Interest receivable on short-term bank deposits		696	223	1,756	572
Foreign exchange gains on retranslation of unhedged US dollar borrowings			13,332	748
Hedge ineffectiveness on cash flow hedges			2,763		2,376
Fair value movement on derivative financial instruments:
Embedded foreign exchange derivatives		4,221
Total finance income	[1]	4,917	16,318	2,504	2,948
Net finance costs		£ (37,563)	£ (275)	£ (28,967)	£ (34,894)

[1]	Each element of finance costs and income is split based on its position in both the three months ended 31 December and the six months ended 31 December. In both the current year and the prior year, exchange rate fluctuations have resulted in income and costs for the three months ended 31 December that are greater than the total net position across the six months ended 31 December. Further detail of this is provided in Note 10 to these interim financial statements.